Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

NOTE A—DESCRIPTION OF PLAN

The following provides a brief description of the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

Fortune Brands Innovations, Inc. is a leading home, security and digital products company whose purpose is to elevate every life by transforming spaces into havens (“Fortune Brands”).

Fortune Brands maintains a tax-qualified defined contribution retirement plan covering eligible employees of Fortune Brands and its operating companies named the Fortune Brands Innovations Retirement Savings Plan (the “Plan”). The name of the Plan was changed from Fortune Brands Home & Security Retirement Savings Plan following the Fortune Brands’ name change in December 2022. The Plan is designed to encourage and facilitate systematic savings and investment by eligible employees for their retirement. The Plan is maintained by Fortune Brands and is intended to comply with Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is subject to various provisions of the Code and the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Fortune Brands Employee Benefits Committee serves as the Plan’s administrator (“Plan Administrator”).

Fortune Brands and each of its operating companies that participated in the Plan are referred to collectively as the “Companies” and individually as a “Company.” Operating companies that participated in the Plan during the years ended December 31, 2025 and/or 2024 included: Fortune Brands Water Innovations, LLC (“FBWI”); Moen Incorporated (“Moen”); Rohl LLC (“Rohl”); Victoria & Albert Bath LLC (“Victoria & Albert”); Therma-Tru Corp., which includes Fypon LLC (collectively, “Therma-Tru”); Master Lock Company LLC (“Master Lock”); Fiber Composites, LLC (“Fiberon”), Larson Manufacturing Company of South Dakota, LLC, Larson Manufacturing Company, Inc., Larson Manufacturing Company of Iowa, LLC, AEI, LLC and Comfort Bilt, LLC (collectively, “Larson”); Solar Innovations, Inc. (“Solar”), Emtek Products Group, LLC (formerly known as ASSA Abloy Residential Group, Inc.) (“Emtek”) and August Home, Inc. (which was merged with and into Master Lock in February 2024) (“August”); Wise Water Solutions, LLC (“Springwell”).

The Plan’s assets are held in the Fortune Brands Innovations, Inc. Defined Contribution Master Trust (the “Master Trust”), along with the assets of the Fortune Brands Innovations Hourly Employee Retirement Savings Plan, and the remaining assets of the Larson Manufacturing Company Employee Profit Sharing Plan, for investment purposes. The Master Trust investments are administered and held by Fidelity Management Trust Company (the “Trustee” or “Fidelity”).

Contributions

Plan contributions are held by the Trustee and accumulated in individual participant accounts. Pursuant to the terms of the Plan, participants may make tax-deferred contributions and/or Roth 401(k) contributions of up to 50% of their “eligible compensation” (as defined under the Plan), subject to lower limits for “highly compensated employees” (as defined under the Code). In 2025 and 2024, the sum of each participant’s annual tax-deferred contributions and Roth 401(k) contributions were limited by the Code to $23.5 and $23, respectively. During the year in which a participant attains age 50 (and in subsequent years), the participant may elect to make additional unmatched, pretax “catch up” contributions and/or Roth “catch up” contributions. In both 2025 and 2024, participants that met this requirement were permitted to make “catch up” contributions of up to $7.5. As part of the SECURE 2.0 Act, effective for 2025, individuals aged 60 through 63 were allowed to have a higher catch-up limit of $11.25.

The Plan permits participants to make after-tax contributions and to elect to automatically make after-tax contributions after reaching the dollar limitation on tax-deferred contributions and/or Roth 401(k) contributions. The sum of tax-deferred contributions, Roth 401(k) contributions, and after-tax contributions may not exceed 50% of the participant’s total eligible compensation (lower limitations apply to participants who are highly compensated employees).

Participants eligible to make tax-deferred contributions and/or Roth 401(k) contributions may roll over balances from another eligible tax-qualified retirement plan or individual retirement account into the Plan.

Eligible employees who have neither enrolled in the Plan nor affirmatively declined enrollment in the Plan are automatically enrolled and are deemed to have elected to make tax-deferred contributions equal to 4% of their eligible compensation. In addition, participants who are automatically enrolled have their contribution rate increased by 1% (unless it would cause the participant’s deferral rate to exceed 10%) annually in May unless they affirmatively declined participation in the automatic increase program. Participants that affirmatively elect to participate in the automatic deferral increase program may elect to increase their contributions by between 1% and 6% each year until they reach the maximum allowable percentage described above. Participants may elect to change or discontinue their participation in the automatic enrollment and automatic deferral rate increase programs at any time. Effective January 1, 2025, the Plan was amended to increase the automatic deferral percentage from 3% to 4%, and to increase the maximum deferral rate from 6% to 10% as noted above.

The Companies made a matching contribution (in varying amounts stated in the Plan document) on a participant’s elective contributions.

In 2025 and 2024, each of Fortune Brands, FBWI, Moen, Victoria & Albert, Rohl, Master Lock, Fiberon and Larson made profit-sharing contributions on behalf of each of their eligible employees.

The Plan makes various investment funds available to participants to direct the investment of their accounts, including a Company stock fund, which gives participants the option to purchase shares of Fortune Brands Common Stock. The Plan has designated the Fortune Brands Common Stock Fund in the Plan as being held by an employee stock ownership plan.

Participant account balances are maintained to reflect each participant’s beneficial interest in each of the investment funds available under the Plan. Participant account balances are increased by participant contributions, including rollovers, and Company contributions and decreased by the amount of withdrawals and distributions. Income and losses on Plan assets are allocated to participants’ accounts based on the ratio of each participant’s account balance invested in an investment fund to the total of all participants’ account balances invested in that fund as of the preceding valuation date.

Vesting

Participant contributions and earnings on those contributions vest immediately. QNECs and earnings on those contributions vest immediately. For all Companies that provide a matching contribution, vesting in the matching contribution and earnings on those contributions occurs upon on the earliest of the following: (1) retirement under a Company pension plan or after attainment of age 55 and 10 years of service; (2) death; (3) termination of employment due to disability; (4) attainment of normal retirement age (generally 65); (5) termination of employment without fault, and (6) after one year of service.

Vesting in matching contributions made on behalf of Rohl employees prior to August 1, 2017 and earnings on those contributions occurs on the first of the following: (1) attainment of age 59-1/2; (2) termination of employment by reason of disability; (3) death; and (4) completion of five years of vesting service. Vesting in matching contributions made on behalf of Fiberon employees prior to November 1, 2019 and earnings on those contributions occurs on the first of the following: (1) termination of employment by reason of disability; (2) death; and (3) completion of five years of vesting service. Vesting in matching contributions made on behalf of Larson employees that were transferred to the Plan effective January 1, 2022 occurs on the first of the following (1) attainment of age 55 while employed; (2) termination of employment by reason of disability; (3) death; and (4) completion of six years of vesting service.

Profit-sharing contributions vest according to varying schedules. For all Companies that provide profit- sharing contributions, except Therma-Tru, vesting in annual profit-sharing contributions and related earnings occurs upon the earliest occurrence of the following: (1) retirement under a Company pension plan or after attainment of age 55 and 10 years of vesting service; (2) death; (3) termination of employment due to disability; (4) attainment of normal retirement age (generally 65); (5) termination of employment without fault; and (6) for Master Lock, FBWI, Moen, Victoria & Albert, Rohl, Larson and Fiberon employees, after three years of service and for Fortune Brands employees that did not have a profit-sharing account balance as of December 31, 2016, according to the following schedules:

If terminated prior to December 31, 2017
Number of	Percentage
years of service	vested
Less than 1	0%
1 but less than 2	20%
2 but less than 3	40%
3 but less than 4	60%
4 but less than 5	80%
5 or more	100%

If terminated on or after December 31, 2017
Number of	Percentage
years of service	vested
Less than 1	0%
1	20%
2	40%

3 or more	100%

Therma-Tru participants that are eligible to receive profit-sharing contributions in the Plan are 100% vested in profit-sharing contributions at all times.

Forfeitures

Forfeited non-vested accounts totaled $162 and $281 on December 31, 2025 and 2024, respectively. These accounts are used to reduce future Company contributions or to pay Plan expenses. Forfeitures were used to reduce Company contributions by $870 and $500 in 2025 and 2024, respectively. Forfeitures were used to pay $294 and $76 in Plan expenses during 2025 and 2024, respectively.

Notes Receivable from Participants

A participant may apply for up to two loans of at least $1 each from the vested portion of the participant’s account balance (excluding the portion in certain subaccounts). Loan amounts may not exceed the lesser of one-half of the participant’s vested balance or $50 where the maximum is reduced by the participant’s highest outstanding loan balance on any loans during the preceding twelve months. The term of any loan shall not exceed five years, unless the loan is related to the purchase of the participant’s principal residence, in which case the term of the loan shall not exceed ten years.

Each loan bears a rate of interest commensurate with prevailing market rates at the time of issuance. Repayment is made through payroll deductions so that the loan is repaid evenly over the term of the loan.

Distributions and Withdrawals

Benefits are distributed from a participant’s account upon death, retirement or other termination of employment and are payable in cash (generally, in a lump sum or installment payments and in some cases, in the form of an annuity) or rolled over (into a traditional or Roth IRA). The Plan also permits in-service withdrawals to be made by participants who have incurred a “hardship” as defined in the Plan, who have attained age 59-1/2, or who are performing qualified military service as described in the Plan.